August 2, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers ETF Trust

Registration Statement on Form N-1A

File Number: 811-22913

Ladies and Gentlemen:

Filed herewith under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a registration statement on Form N-1A for the following new exchange-traded funds: Cohen & Steers Real Estate Active ETF, Cohen & Steers Preferred and Income Opportunities Active ETF and Cohen & Steers Natural Resources Active ETF, each a series of Cohen & Steers ETF Trust.

If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Sincerely,

/s/ Dana A. DeVivo Dana A. DeVivo
Senior Vice President and Associate General Counsel Phone: 212-796-9347
Email: ddevivo@cohenandsteers.com